LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT
Schedule of long-term debt

	As at	As at
	December 31,	December 31,
	2021	2020
Credit Facility(i)(ii)	$(3,851)	$(2,768)
2020 Notes(i)(iii)	198,585	198,505
2018 Notes(i)(iii)	348,316	348,145
2017 Notes(i)(iii)	298,670	298,454
2016 Notes(i)(iii)	349,053	348,790
2015 Note(i)(iii)	49,755	49,690
2012 Notes(i)(iii)	199,745	199,575
2010 Notes(i)(iii)	124,950	124,850
Total debt	$1,565,223	$1,565,241
Less: current portion	225,000	—
Total long-term debt	$1,340,223	$1,565,241

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2021 and December 31, 2020. The December 31, 2021 and December 31, 2020 balances relate to deferred financing costs which are being amortized on a straight-line basis until the maturity date of December 22, 2026 (2020 – June 23, 2023).
(iii)	The terms 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Schedule of Debt Principal Repayments

	2022	2023	2024	2025	2026	Thereafter	Total
2020 Notes	$—	$—	$—	$—	$—	$200,000	$200,000
2018 Notes	—	—	—	—	—	350,000	350,000
2017 Notes	—	—	—	40,000	—	260,000	300,000
2016 Notes	—	100,000	—	—	200,000	50,000	350,000
2015 Note	—	—	—	50,000	—	—	50,000
2012 Notes	100,000	—	100,000	—	—	—	200,000
2010 Notes	125,000	—	—	—	—	—	125,000
Total	$225,000	$100,000	$100,000	$90,000	$200,000	$860,000	$1,575,000

Schedule of finance costs

	Year Ended December 31,
	2021	2020
Interest on Notes	$72,795	$77,739
Stand-by fees on credit facilities	5,546	5,107
Amortization of credit facilities financing and note issuance costs	3,778	3,594
Interest on Credit Facility	1,549	5,304
Accretion expense on reclamation provisions	6,554	3,502
Interest on lease obligations, other interest and penalties	5,329	2,684
Interest capitalized to assets under construction	(3,509)	(2,796)
Total finance costs	$92,042	$95,134

2020 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.54%	6/30/2023
Series B	200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$350,000

.2012 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024
Total	$200,000